real estate joint ventures and investment in associate - Commitments and contingent liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
real estate joint venture
Advances	$ 20,288	$ 18,474
Real estate joint ventures
real estate joint venture
Construction financing amount	342	342
Real estate joint ventures | TELUS Corporation Construction Credit Facility
real estate joint venture
Construction financing amount	114	114
Undrawn		10
Advances	114	104
Real estate joint ventures | Construction Credit Facility - Other
real estate joint venture
Construction financing amount	228	228
TELUS Sky real estate joint venture
real estate joint venture
Contractual capital commitments	$ 17	$ 37
Percentage of financing provided	33.333%
Construction financing amount	$ 342
TELUS Sky real estate joint venture | Three Canadian financial institutions
real estate joint venture
Percentage of financing provided	66.667%